Income Taxes - Components of Provision for Income Taxes (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Tax Disclosure [Abstract]
Current	$ 9,167	$ (6,768)	$ (13,129)
Deferred	5,239	2,478	19,469
Income tax recovery (expense)	$ 14,406	$ (4,290)	$ 6,340